Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 136,588		¥ 154,150
Provision charged to income	10,016		19,186
Charge-offs	(44,821)		(38,610)
Other	848	[1]	(489)	[2]
Ending balance	104,264		136,588
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	19,825		17,455		12,421
Provision charged to income	4,649		3,188		5,261
Charge-offs	(9,412)		(793)		(230)
Other	254	[3]	(25)	[3]	3	[3]
Ending balance	¥ 15,316		¥ 19,825		¥ 17,455

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[2]	Other mainly includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of a subsidiary.
[3]	Other includes foreign currency translation adjustments.